SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

Commission File Number 0-25541

                           NOTIFICATION OF LATE FILING

[X] Form 10-K  [ ] Form 11-K  [ ] Form 20-F  [ ] Form 10-Q  [ ]  Form N-SAR

For Period Ended:                   September 30, 2005
                 ---------------------------------------------------------------

[ ] Transition Report on Form 10-K       [ ]Transition Report on Form 10-Q
[ ] Transition Report on Form 20-F       [ ]Transition Report on Form N-SAR
[ ] Transition Report on Form 11-K

For Period Ended:
                 ---------------------------------------------------------------

  Read attached instruction sheet before preparing form. Please print or type.

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

                         Part I. Registrant Information

Full name of registrant:                  VISUALANT, INCORPORATED
                        --------------------------------------------------------
Former name if applicable:
                           -----------------------------------------------------

                           500 Union Street, Ste. 406
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           Address of principal executive office (street and number):

                               Seattle, WA 98101
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                           City, State and Zip Code:

                        Part II. Rule 12b-25 (b) and (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)

[X]  (a)       The reasons  described in  reasonable  detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X]  (b)       The subject annual report,  semi-annual report, transition report on Form 10-KSB, 20-F, 11-K or Form N-SAR, or portion thereof will be filed  on or  before  the  15th  calendar  day  following  the
               prescribed  due  date;  or  the  subject   quarterly   report  or
               transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ]   (c)      The  accountant's  statement  or other  exhibit  required by Rule
               12b-25(c) has been attached if applicable.


                               Part III. Narrative

     State below in reasonable detail the reasons why Form 10-KSB, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period.

     A delay in receiving financial information, questions regarding the accounting treatment of certain financial items, and the inability of the Registrant to incorporate that information into the Form 10KSB without unreasonable effort and expense on behalf of the Registrant has caused the inability to file timely.




                           Part IV. Other Information

     (1) Name and telephone number of person to contact in regard to this notification:

     Jerry D. Goldbereg               206                   903-1351
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          (Name)                  (Area Code)           (Telephone Number)

     (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). [ x ] Yes [ ] No

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [ ] Yes [ x ] No


                             VISUALANT INCORPORATED
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                  (Name of registrant as specified in charter)

     Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:    January 12, 2006                        By: /s/ Jerry Goldberg
                                                 -------------------------------
                                                 Name:  Jerry Goldberg
                                                 Title:  Chief Financial Officer


     Instruction. The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION

Intentional misstatements or omissions of fact constitute Federal criminal violations (see 18 U.S.C. 1001).